CONDENSED CONSOLIDATED BALANCE SHEETS	Sep. 30, 2025 USD ($)
Current assets
Cash	$ 27,739,256
Short-term prepaid insurance	466,050
Total current assets	28,205,306
Total assets	31,657,231
Current Liabilities
Total current liabilities	7,187,434
Total liabilities	38,016,326
Commitments and Contingencies (Note 8)
Stockholders' deficit
Preferred shares, $0.001 par value; 4,000,000 authorized shares; 200,592 and 137,672 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	201
Common shares, $0.001 par value; 6,000,000 authorized shares; 738,331 shares issued and outstanding as of September 30, 2025 and December 31, 2024	738
Additional paid-in capital	111,927,736
Accumulated deficit	(118,388,467)
Total stockholders' deficit	(6,359,095)
Total liabilities and stockholders' deficit	31,657,231
HCM II ACQUISITION CORP
Current assets
Cash	350,389
Due from Sponsor	4,466
Short-term prepaid insurance	75,208
Prepaid expenses	31,594
Total current assets	461,657
Marketable securities held in Trust Account	242,642,972
Total assets	243,104,629
Current Liabilities
Accrued expenses	3,539,988
Total current liabilities	4,277,990
Forward purchase agreement liability	0
Deferred underwriting fee	10,720,000
Total liabilities	14,997,990
Commitments and Contingencies (Note 8)
Class A ordinary shares subject to possible redemption, 23,000,000 shares at redemption value of $10.55 and $10.23 per share at September 30, 2025 and December 31, 2024, respectively	242,642,972
Stockholders' deficit
Preferred shares, $0.001 par value; 4,000,000 authorized shares; 200,592 and 137,672 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively
Additional paid-in capital
Accumulated deficit	(14,536,908)
Total stockholders' deficit	(14,536,333)
Total liabilities and stockholders' deficit	243,104,629
Related party | HCM II ACQUISITION CORP
Current Liabilities
Advance from related party	338,002
Promissory note - related party	400,000
Class A Ordinary Shares | HCM II ACQUISITION CORP
Stockholders' deficit
Common shares, $0.001 par value; 6,000,000 authorized shares; 738,331 shares issued and outstanding as of September 30, 2025 and December 31, 2024
Class B Ordinary Shares | HCM II ACQUISITION CORP
Stockholders' deficit
Common shares, $0.001 par value; 6,000,000 authorized shares; 738,331 shares issued and outstanding as of September 30, 2025 and December 31, 2024	$ 575